N-4		12 Months Ended
	Apr. 27, 2026 USD ($) year contract	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Entity Central Index Key	0001128415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	At the end of the term, we will credit positive or negative interest ("Index Adjustment") to amounts allocated to your Index Account Option based, in part, on the performance of your selected Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	If the Index Return is negative, the Contract credits losses, which may be either absorbed or offset, subject to the Protection Option you choose: a stated Buffer.
Index-Linked Option Overview, Limits Positive Return [Text Block]	If the Index Return is positive, the Contract credits any gains in that Index to your Index Account Option Value, subject to the Crediting Method you choose: Cap or Performance Trigger.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the use of Interim Values if amounts are removed from the Index Account Options prior to the end of the Index Account Option Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Because the Index Account Options are designed to credit an Index Adjustment by measuring the change in the Index Return from the beginning of the Index Account Option Term to the end of the Index Account Option Term, an Interim Value calculation is necessary to determine the daily value of your Index Account Option on any given Business Day for purposes of Intra-Term Performance Locks or if amounts are removed from an Index Account Option prior to the end of the Index Account Option Term, including partial or total withdrawals from the Contract including automatic withdrawals, required minimum distributions ("RMD"), direct deductions of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract, automatic withdrawals, RMDs, direct deduction of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to any negative Interim Value adjustment, you may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds	Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap or Performance Trigger Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. The Contract currently offers and 10% and 20% Buffer Protection Options, which, depending on which option you select, could expose you to up to a 90% loss due to poor Index performance. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash

Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision

The Cap Rate and Performance Trigger Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to taxes, and tax penalties.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.

•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
▪Certain Index Account Options and Indexes may not be available through your financial professional or in your state.You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Are There any Restrictions on Contract Benefits?
Yes.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Benefits Available Under the Contracts Transfers and Reallocations - Intra-Term Performance Lock

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Charges for Early Withdrawals [Text Block]
Yes. If all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract, automatic withdrawals, RMDs, direct deduction of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.

Surrender Charge Phaseout Period, Years | year	3
Surrender Charge (of Amount Surrendered) Maximum [Percent]	100.00%
Surrender Charge Example Maximum [Dollars]	$ 100,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract, automatic withdrawals, RMDs, direct deduction of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit.
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Transaction Charges [Text Block]	Yes. In addition to any negative Interim Value adjustment, you may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds
Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to any negative Interim Value adjustment, you may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds
Ongoing Fees and Expenses [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract, automatic withdrawals, RMDs, direct deduction of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to any negative Interim Value adjustment, you may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds	Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap or Performance Trigger Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. The Contract currently offers and 10% and 20% Buffer Protection Options, which, depending on which option you select, could expose you to up to a 90% loss due to poor Index performance. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash

Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision

The Cap Rate and Performance Trigger Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to taxes, and tax penalties.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.

•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
▪Certain Index Account Options and Indexes may not be available through your financial professional or in your state.You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Are There any Restrictions on Contract Benefits?
Yes.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Benefits Available Under the Contracts Transfers and Reallocations - Intra-Term Performance Lock

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap or Performance Trigger Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than your elected Index's returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Risks [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract, automatic withdrawals, RMDs, direct deduction of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to any negative Interim Value adjustment, you may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds	Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap or Performance Trigger Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. The Contract currently offers and 10% and 20% Buffer Protection Options, which, depending on which option you select, could expose you to up to a 90% loss due to poor Index performance. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash

Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision

The Cap Rate and Performance Trigger Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to taxes, and tax penalties.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.

•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
▪Certain Index Account Options and Indexes may not be available through your financial professional or in your state.You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Are There any Restrictions on Contract Benefits?
Yes.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Benefits Available Under the Contracts Transfers and Reallocations - Intra-Term Performance Lock

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	10.00%
Key Information, Contract Adjustment Risk [Text Block]
Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Key Information, Reallocation Risk [Text Block]	Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option.
Key Information, Default Reallocation Risk [Text Block]	If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate and Performance Trigger Rate, as applicable, will limit positive Index returns (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, assume the Index return is 15% at the end of the Index Account Option TermUnder a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; andUnder a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	This may result in you earning less than the Index return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, assume an Index return of -25% at the end of the Index Account Option TermIf the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to taxes, and tax penalties.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.

•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
▪Certain Index Account Options and Indexes may not be available through your financial professional or in your state.You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Key Information, Benefit Restrictions [Text Block]
Yes.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.

Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES

The following tables describe the fees, expenses, and adjustments that you will pay when purchasing, owning, and making partial or total withdrawals from an Index Account Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from an Index Account Option or from the Contract, or transfer Contract Value between Contract Options. State premium taxes may also be deducted.
Transaction Expenses

Premium Taxes (Percentage of Premium) [1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge [2]	Highest Current Charge	$38
Wire Transfers (for withdrawals) [3]	Highest Current Charges	$25
1. Premium taxes generally range from 0.0% to 3.5%.
2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these     charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
3.    We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25.
Adjustments
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of Contract Value allocated to an Index Account Option)	100%

1.An Interim Value adjustment will apply to your Index Account Option Value upon removal of Contract Value from an Index Account Option prior to the end of the Index Account Option Term or exercise of an Intra-Term Performance Lock. The Interim Value adjustment will apply upon partial or total withdrawals from the Contract, automatic withdrawals, required minimum distributions ("RMD"), direct deductions of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit. For more information, please see "Interim Value Calculation and Adjustment" beginning on page 35.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses

Annual Contract Expenses	Maximum Charge
Administrative Charge	None
Base Contract Charge	None
In addition to the fees described above, we limit the amount you can earn on the Index Account Options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]
Transaction Expenses

Premium Taxes (Percentage of Premium) [1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge [2]	Highest Current Charge	$38
Wire Transfers (for withdrawals) [3]	Highest Current Charges	$25
1. Premium taxes generally range from 0.0% to 3.5%.
2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these     charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
3.    We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25.

Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25.
Other Transaction Fee, Maximum [Dollars]	$ 38
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes generally range from 0.0% to 3.5%.
2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these     charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

Contract Adjustments, Fee Table [Table Text Block]
Adjustments
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of Contract Value allocated to an Index Account Option)	100%

1.An Interim Value adjustment will apply to your Index Account Option Value upon removal of Contract Value from an Index Account Option prior to the end of the Index Account Option Term or exercise of an Intra-Term Performance Lock. The Interim Value adjustment will apply upon partial or total withdrawals from the Contract, automatic withdrawals, required minimum distributions ("RMD"), direct deductions of advisory fees pursuant to our administrative rules, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the death benefit. For more information, please see "Interim Value Calculation and Adjustment" beginning on page 35.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses

Annual Contract Expenses	Maximum Charge
Administrative Charge	None
Base Contract Charge	None

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.00%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

The purchase of the Contract and the features you elect involve certain risks. You should carefully consider the following factors, in addition to considerations listed elsewhere in this prospectus, prior to purchasing the Contract.
Risk of Loss. An investment in an index-linked annuity is subject to the risk of loss. You may lose money, including the loss of principal.
Liquidity and Early Withdrawal Risk. We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. Each time you take a withdrawal, prior to the end of the Index Account Option Term, including direct deductions to pay advisory fees pursuant to our administrative rules, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be positive or negative. In doing so, we use the greater of applicable (non-guaranteed) prorated Index Adjustment Factors or guaranteed minimum Index Adjustment Factors, which serve to reduce any positive Index Adjustment, as well as increase any negative Index Adjustment we credit. Please note: the Index Participation Rate is never prorated. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals. In addition, amounts withdrawn from this Contract may also be subject to taxes and a 10% additional federal tax penalty if taken before age 59½. If you plan on taking withdrawals before age 59½, this Contract may not be appropriate for you.
Limitations on Transfers. You can transfer Contract Value among the Index Account Options and the Fixed Account only at designated times (on the Index Account Option Term Anniversary for amounts invested in Index Account Options, and Contract Anniversaries for amounts invested in the Fixed Account). You cannot transfer out of a current Index Account Option to another Index Account Option (or to the Fixed Account) until the Index Account Option Term Anniversary (unless you are executing an Intra-Term Performance Lock) and you cannot transfer out of the Fixed Account to an Index Account Option until the Contract Anniversary. In all cases, the amount transferred can only be transferred to a new Index Account Option or Fixed Account. This may limit your ability to react to market conditions. You should consider whether the inability to reallocate Contract Value during the elected investment terms is consistent with your financial needs and risk tolerance. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 37.
Reallocations. You should understand that a new Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), or Performance Trigger Rate will go into effect on the Index Account Option Term Anniversary for all new Index Account Option Terms. Such rates could be lower, higher, or equal to your current Crediting Method percentage rate. We post all rates online at Jackson.com/RatesJMLPA2NY. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, or over the phone if you have authorized telephone transactions. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. See "Automatic Reallocations" beginning on page 37. This will occur even if the Fixed Account and/or specific Index Account Option is no longer appropriate for your investment goals. Such reallocation instructions must be sent to us in written form acceptable to the Company, or via telephone if you have authorized telephone transactions on your account. For more information on how rates are set and communicated, please see the subsection titled "Crediting Methods" under "Additional Information About the Index Account Options" beginning on page 25. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 37.
Market Risk. There is a risk of substantial loss of Contract Value (except for amounts allocated to the Fixed Account) due to any negative Index Return that exceeds the Buffer amount. You could lose up to 90% of Contract Value allocated to Index Account Options due to negative Index Return after taking into account the current limits on Index loss provided under the Contract. Available Buffer Protection Options will always be at least 10%. If any negative Index Return exceeds the Buffer you have elected at the end of the Index Account Option Term, you will realize the amount of loss associated with your elected Protection Option level. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. If you keep amounts allocated to an Index Account Option over multiple Index Account Option Terms in which negative Index Adjustments are made, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Protection Option for a single Index Account Option Term.
No Ownership of Underlying Securities. You have no ownership rights in the securities that comprise an Index. Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indexes nor is it equivalent to directly investing in such securities. You will not have any ownership interest or rights in the securities, such as voting rights, or the right to receive dividend payments, or other distributions. Index returns would be higher if they included the dividends from the component securities.
Tracking Index Performance. When you allocate money to an Index Account Option, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Return may cause you to realize investment losses. The historical performance of an Index or an Index Account Option does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a term.

While you will not directly invest in an Index, if you choose to allocate amounts to an Index Account Option, you are indirectly exposed to the investment risks associated with the applicable Index as the Contract performance tracks the Index Return and then your elected Crediting Methods and Protection Option are applied based on that performance. Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.

We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Index Account Option Term as a whole (including a multi-year Index Account Option Term) even if the Index performed positively for certain periods of time during the Index Account Option Term.

An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Each Index is a “price return index,” not “total return index,” meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.

In addition to the foregoing, each Index has its own unique risks, as follows:

•S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.

•MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.

•MSCI KLD 400 Social Index: The MSCI KLD 400 Social Index is comprised of equity securities that provide exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts. Since the primary objective of this Index is to track companies with a positive social or environmental impact, this Index may underperform the market as a whole or other indexes that do not screen for ESG standards. The Index may include large-, mid-, and small-capitalization companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of other successful smaller companies, and the securities of smaller capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are more likely to fail than larger companies.
Limits on Investment Return.

•Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.

•Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.

Cap and Performance Trigger Rates are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
In addition, each time you take a withdrawal, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we apply the greater of (non-guaranteed) prorated Cap and Performance Trigger Rates (based on the number of days that elapsed in the Term) or guaranteed minimum Cap or Performance Trigger Rates. Regardless of whether we use the (non-guaranteed) prorated Cap or Performance Trigger Rates or the guaranteed minimum Cap or Performance Trigger Rates, this means you will not experience the full advantage of the stated Cap or Performance Trigger Rate. This could serve to decrease any positive Index Adjustment we credit.

New rates go into effect at the start of each new Index Account Option Term. Such rates could be lower, higher, or equal to the current rate. If a new rate is unacceptable to you, you will have to reallocate your Contract Value to a different Index Account Option or to the Fixed Account. There is a risk that these other investment options will also not be satisfactory to you.

We reserve the right to remove Crediting Methods in the future, so there may not always be a Cap or Performance Trigger available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Crediting Method available to you for election. When available, the following guaranteed minimum rates will apply:

Guaranteed Minimum Rates (When Offered)
Rate	Index Account Option Term Length
	1-Year	3-Year	6-Year
Cap Rate	4.0%	12.0%	24.0%
Index Participation Rate	100%	100%	100%
Performance Trigger Rate	5.0%	5.0%	5.0%
Buffer. If you allocate money to an Index Account Option, Index fluctuations may cause an Index Adjustment to be negative at the end of the Index Account Option Term despite the application of the Buffer Protection Option. A negative Index Return will result in a negative Index Adjustment if the negative Index Return exceeds the Buffer level you have selected.

If we credit your Contract with a negative Index Adjustment, your Index Account Option Value will be reduced. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. Any portion of your Contract Value allocated to an Index Account Option will benefit from the protection of the Buffer for that Index Account Option Term only. A new Buffer will be applied to subsequent Index Account Option Terms, subject to availability. You assume the risk that you will incur a loss and that the amount of the loss could be as much as 90% of Contract Value after taking into account the current limits on Index loss provided under the Contract. You also bear the risk that sustained negative Index Return may result in a zero or negative Index Adjustment being credited to your Index Account Option Value over multiple Index Account Option Terms.

In addition, each time you take a withdrawal, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we will apply the greater of a (non-guaranteed) prorated Buffer (based on the number of days that elapsed in the Term) or a guaranteed minimum Buffer. Regardless of whether we use the (non-guaranteed) prorated Buffer or the guaranteed minimum Buffer, this means you will not have the full protection of the stated Buffer. This could serve to increase any negative Index Adjustment we credit.

If an Index Account Option Value is credited with a negative Index Adjustment for multiple Index Account Option Terms, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Buffer for a single Index Account Option Term.

Buffers are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
Interim Value Risk. Each time you remove Contract Value from an Index Account Option prior to the end of the Index Account Option Term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use prorated Index Adjustment Factors, where applicable, which serve to reduce any positive Index Adjustment, as well as increase any negative Index Adjustment we credit. The Index Participation Rate is not prorated. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. As such, when a transaction is processed based on the Interim Value of the Index Account Option, the Interim Value could reflect less gain or more loss (possibly significantly less gain or more loss) than would be applied at the end of the Index Account Option Term. When calculating Interim Value, the Index Account Option Value is reduced proportionally to the Contract Value for each withdrawal. If the Interim Value adjustment is positive, your Index Account Option Value will be decreased by less than the amount of the withdrawal; in other words, on less than a dollar for dollar basis. If the Interim Value adjustment is negative, your Index Account Option Value will be decreased by more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals.
Elimination, Suspension, Replacements, Substitutions, and Changes to Indexes, Crediting Methods, and Terms. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index, and you may not be able to achieve the level of Index Return you anticipated. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by adding the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as follows:

Example: Assume that you allocate Contract Value to a 6-Year Index Account Option with the S&P 500 Index and the Index value is $1,000 at the beginning of the term. After 2 years, the S&P 500 Index is discontinued and replaced by the MSCI EAFE Index. On the day of the replacement, the S&P 500 Index is $1,100, so the Index Return as of that date is 10%. The MSCI EAFE Index value on the day of the replacement is $2,000. Going forward, your Index Return for the remainder of the Index Account Option Term will be equal to 10% plus the calculated return of the MSCI EAFE Index from the replacement date. This means that one year later, on your third Contract Anniversary, if the MSCI EAFE Index is $1,900, your Index Return would be 10% + (-5%) = 5%.

A substitution of an Index during an Index Account Option Term will not cause a change in the Crediting Method, Protection Option, or Index Account Option Term length. No Interim Value adjustment will apply if we substitute an Index.

Changes to the Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), or Performance Trigger Rates, if any, occur at the beginning of the next Index Account Option Term. The guaranteed minimum Buffer will not change for the life of your Contract. Available Buffer rates are guaranteed never to be less than 10%.
We may also add or remove an Index, Index Account Option Term, Crediting Method, or Protection Option during the time that you own the Contract. You bear the risk that we may eliminate an Index Account Option or certain Index Account Option features and replace them with new options and features that are not acceptable to you. We will not add any Index, Index Account Option Term, Crediting Method, or Protection Option until the new Index or Crediting Method has been approved by the insurance department in your state. Any addition, substitution, or removal of an Index, Crediting Method, Protection Option, or Index Account Option Term will be communicated to you in writing.
Intra-Term Performance Lock. Because an Intra-Term Performance Lock utilizes Interim Value on the Intra-Term Performance Lock Date, you may receive less on the date you exercise your Intra-Term Performance Lock than you would have had you exercised your Intra-Term Performance Lock on a different date. Because the calculation of Interim Value utilizes the greater of applicable (non-guaranteed) pro-rated Index Adjustment Factors or guaranteed minimum Index Adjustment Factors, you may receive less than you would have received had you not exercised an Intra-Term Performance Lock and instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. Please note: the Index Participation Rate is never prorated. When you exercise an Intra-Term Performance Lock, you must transfer the full Interim Value from the selected Index Account Option to the Short Duration Fixed Account Option, which means you will not get the benefit of any positive Index market performance for the remainder of that Contract Year. Once you have exercised an Intra-Term Performance Lock, the Interim Value transferred to the Short Duration Fixed Account Option will be inaccessible for transfer until the next Contract Anniversary. It is possible that the same combination of options that made up the Index Account Option on which you exercised your Intra-Term Performance Lock may no longer be available or may have different rates once you reach the Contract Anniversary, thus preventing you from being reallocated into an identical Index Account Option. Further, once you have exercised an Intra-Term Performance Lock, it is irrevocable.
Issuing Company. No company other than Jackson of NY has any legal responsibility to pay amounts that Jackson of NY owes under the Contract. The amounts you invest are not placed in a registered separate account, and your rights under the Contract to invested assets and the returns on those assets are subject to the claims paying ability of Jackson of NY. You should review and be comfortable with the financial strength of Jackson of NY for its claims-paying ability.
Effects of Withdrawals, Annuitization, or Death. If any of the following are taken during the Index Account Option Term, they could be subject to an Interim Value adjustment that could reduce your Index Account Option Value: a partial or total withdrawal, Required Minimum Distribution ("RMD"), automatic withdrawals, free look, Intra-Term Performance Lock, the direct deduction of advisory fees pursuant to our administrative rules, income payment, or the Contract Value element of a death benefit payment. Such Interim Value adjustments could be significant. The Interim Value adjustment may result in an Index Adjustment that is less than the Index Adjustment you would have received if you had held the investment until the end of the Index Account Option Term. If you take a withdrawal when the Index Return is negative, your remaining Contract Value may be significantly less than if you waited to take the withdrawal when the Index Return was positive. Because the deduction of advisory fees is subject to Interim Value adjustments, your Contract Value may be reduced by more than the amount of the advisory fee if a deduction is taken at a point in time at which a negative Index Adjustment would occur. For more information about our administrative rules, please see the subsection titled "Our Administrative Rules" beginning on page 40.

All withdrawals, including RMDs, will be taken proportionately from each of your Index Account Options and Fixed Account unless otherwise specified. Withdrawals can also reduce the Death Benefit. Any Return of Premium death benefit will be reduced in a pro-rated amount. Pro rata reductions can be greater than the actual dollar amount of your withdrawal.

In addition, since all withdrawals reduce the Contract Value, withdrawals will also reduce the amount that can be taken as income since such amount is determined by the Contract Value on the Income Date. The Latest Income Date for this contract is age 95.
If your Contract Value falls below the minimum contract value remaining as a result of a withdrawal (as stated in your Contract), we may terminate your Contract.
There are administrative rules that must be followed when taking an RMD withdrawal. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. For more information on RMD requirements, please see "Non-Qualified Contracts - Required Distributions" beginning on page 47.
Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not report such deductions as taxable distributions under your Contract. Our administrative rules are structured to follow the requirements laid out in a Private Letter Ruling we obtained from the Internal Revenue Service ("IRS") in 2019. For more information about that Private Letter Ruling, please see "Constructive Withdrawals - Investment Adviser Fees" beginning on page 48. It is important to note that deductions to pay advisory fees will always reduce your Contract Value and your basic death benefit, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including Interim Value adjustments and minimum withdrawal requirements. Because the deduction of advisory fees is subject to Interim Value adjustments, your Contract Value may be reduced by more than the amount of the advisory fee if a deduction is taken at a point in time at which a negative Index Adjustment would occur. Advisory fees are in addition to expenses disclosed in this prospectus. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules, all such withdrawals will be subject to any applicable income taxes and penalties. For more information about our administrative rules applicable to the direct deduction of advisory fees from Contract Value, please see the subsection titled "Our Administrative Rules" in the section titled "Access to Your Money" beginning on page 40.
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
As of the date of this prospectus, we do not believe that we have experienced a material cyber-attack or other cybersecurity incident. However in 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. According to that third-party vendor, an unknown actor exploited a MOVEit software flaw to access the vendor’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of our parent company, Jackson’s customers (including customers of Jackson of NY) was obtained by that unknown actor from the third-party vendor’s systems. This MOVEit vulnerability has now been rectified. Separately, our parent company, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the third-party vendor impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson of NY, was obtained from the two affected servers. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incidents. At this time, we do not believe the incidents or related litigation will have a material adverse effect on the business, operations, or financial results of Jackson of NY.

Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Limits on Investment Return.

•Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.

•Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.

Cap and Performance Trigger Rates are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
In addition, each time you take a withdrawal, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we apply the greater of (non-guaranteed) prorated Cap and Performance Trigger Rates (based on the number of days that elapsed in the Term) or guaranteed minimum Cap or Performance Trigger Rates. Regardless of whether we use the (non-guaranteed) prorated Cap or Performance Trigger Rates or the guaranteed minimum Cap or Performance Trigger Rates, this means you will not experience the full advantage of the stated Cap or Performance Trigger Rate. This could serve to decrease any positive Index Adjustment we credit.

New rates go into effect at the start of each new Index Account Option Term. Such rates could be lower, higher, or equal to the current rate. If a new rate is unacceptable to you, you will have to reallocate your Contract Value to a different Index Account Option or to the Fixed Account. There is a risk that these other investment options will also not be satisfactory to you.

We reserve the right to remove Crediting Methods in the future, so there may not always be a Cap or Performance Trigger available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Crediting Method available to you for election. When available, the following guaranteed minimum rates will apply:

Guaranteed Minimum Rates (When Offered)
Rate	Index Account Option Term Length
	1-Year	3-Year	6-Year
Cap Rate	4.0%	12.0%	24.0%
Index Participation Rate	100%	100%	100%
Performance Trigger Rate	5.0%	5.0%	5.0%

Restrictions on Transfers Risk [Text Block]
Limitations on Transfers. You can transfer Contract Value among the Index Account Options and the Fixed Account only at designated times (on the Index Account Option Term Anniversary for amounts invested in Index Account Options, and Contract Anniversaries for amounts invested in the Fixed Account). You cannot transfer out of a current Index Account Option to another Index Account Option (or to the Fixed Account) until the Index Account Option Term Anniversary (unless you are executing an Intra-Term Performance Lock) and you cannot transfer out of the Fixed Account to an Index Account Option until the Contract Anniversary. In all cases, the amount transferred can only be transferred to a new Index Account Option or Fixed Account. This may limit your ability to react to market conditions. You should consider whether the inability to reallocate Contract Value during the elected investment terms is consistent with your financial needs and risk tolerance. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 37.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	When you allocate money to the Index Account, you are credited the Index Adjustment based upon the performance of your selected Index.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]
All of the Indexes offered are price return indexes, not total return indexes, which means they do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Changes Possible [Text Block]	We reserve the right to add, remove, or replace any Index, Term, Crediting Method, or Protection Option in the future, subject to necessary regulatory approvals. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by adding the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	A Buffer is the amount of negative Index price change before a negative Index Adjustment is credited to the Index Account Option Value at the end of an Index Account Option Term, expressed as a percentage. Put another way, a Buffer protects your Index Account Option Value from loss up to a specified amount (typically 10% or 20%). Jackson of NY protects you from any loss associated with Index decline up to your elected Buffer percentage.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	You only incur a loss if the Index has declined more than your elected Buffer percentage as of your Index Account Option Term Anniversary.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return at the end of your Index Account Option Term is -25% and your Buffer rate is 10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term, meaning the Contract Value allocated to that Index Account Option will decrease by 15%.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Crediting Methods. Your selected Crediting Method will dictate the manner in which the Index Adjustment is credited to you if your selected Index performs positively during your Index Account Option Term. Current Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), and Performance Trigger Rates are provided at the time of application, and to existing owners and financial professionals at any time, upon request.

To determine the Index Adjustment amount that will be credited to your Index Account Option Value at the end of each Index Account Option Term, we calculate the Adjusted Index Return for that Index Account Option. We calculate this Adjusted Index Return by applying the applicable Crediting Method, which serves to limit the positive Index Return you will realize. The Index Adjustment will be credited to the Index Account Option at a rate equal to the Adjusted Index Return.
Generally, the higher the downside risk you assume, the higher your associated Crediting Method rates will be. In addition, your Crediting Method rates will typically be lower in connection with a 20% Buffer Protection Option than they would be in connection with a 10% Buffer Protection Option. You should carefully consider which combination of Crediting Method and Protection Options are right for you, and discuss these options with your financial professional.

We determine Cap Rates, Index Participation Rate and Performance Trigger Rates for each new Index Account Option Term at our discretion, subject to the guaranteed minimums discussed below. We consider a number of factors when declaring Cap Rates, Index Participation Rates, and Performance Trigger Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. You are not an investor in these call and put options or other derivative instruments. For more information, see the sections titled General Account and Unregistered Separate Account beginning on page 50. We also consider the asset yield on the fixed assets backing our obligations, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Cap Rates, Index Participation Rates, and Performance Trigger Rates for future Index Account Option Terms, and that such rates could be as low as the guaranteed minimums discussed below. Rates offered for new Index Account Option Terms may be different from those offered to new investors or offered to you at Contract issuance.

Before selecting an Index Account Option for investment, you should consider in consultation with your financial professional the Crediting Method that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Index Account Option Term, an Index Account Option that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Index Account Option Term, an Index Account Option that provides more potential for Index gains will generally tend to have less protection from Index losses.

The examples in the following sections illustrate how we calculate and credit interest under each Crediting Method, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Index-Linked Option Details, Bar Chart Legend [Text Block]
Index Performance Examples. The bar charts shown below provide each Index's annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap rate and a hypothetical -10% Buffer rate. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any Index Account Option. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Account Options, and do not reflect Contract fees and charges, including the Interim Value calculation and adjustment, which reduce performance.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Replacing an Index.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
Index-Linked Option Details, Index Substitution Selection [Text Block]
If we replace an Index, we will attempt to select a new Index that is similar to the old Index. In making this evaluation, we will look at factors such as asset class; Index composition; strategy or methodology inherent to the Index; and Index liquidity.

Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you in writing at least 30 days before we replace an Index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If an Index is replaced during an Index Account Option Term, the Index Return will be calculated by adding the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as shown in the Example below.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
CHARGES AND ADJUSTMENTS

There are charges and adjustments associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other adjustments) are as follows:
Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.
Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.
Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. We currently charge $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.
Premium Taxes. Your state may charge us Premium taxes or other similar taxes of up to 3.5% of a Premium payment. When required, we pay these taxes and may make a deduction from your Contract Values for them. Currently, Premium taxes do not apply. Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract.

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic death benefit is equal to the current Contract Value.
		No additional charge	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization.
Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Intra-Term Performance Lock
Allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary.
None
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once an Intra-Term Performance Lock has been processed, it is irrevocable.
•Not available with Performance Trigger Crediting Method options.

End-Term Performance Lock	Automatically transfers any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary.	None
•Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.
•Not available in combination with Automatic Rebalancing.

Rebalancing	Automatically rebalances your Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions you have provided.	None
•A Contract Option is only eligible for rebalancing at the end of its term.
•Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.
•Not available in combination with End-Term Performance Lock.

Benefits Available [Table Text Block]
Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic death benefit is equal to the current Contract Value.
		No additional charge	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization.
Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Intra-Term Performance Lock
Allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary.
None
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once an Intra-Term Performance Lock has been processed, it is irrevocable.
•Not available with Performance Trigger Crediting Method options.

End-Term Performance Lock	Automatically transfers any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary.	None
•Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.
•Not available in combination with Automatic Rebalancing.

Rebalancing	Automatically rebalances your Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions you have provided.	None
•A Contract Option is only eligible for rebalancing at the end of its term.
•Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.
•Not available in combination with End-Term Performance Lock.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLPA2NY. For more information about the Index Account Options, please see "Index Account" beginning on page 22 and "Additional Information About the Index Account Options" beginning on page 25.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" beginning on page 35.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI KLD 400 Social[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI KLD 400 Social[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer rates are guaranteed to be no less than 10%. There will always be at least one Protection Option available for election.

The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "Fixed Account" beginning on page 21.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1 year	2.40%
Short Duration Fixed Account Option	Until the next Contract Anniversary following exercise of Intra-Term Performance Lock or spousal continuation	2.40%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLPA2NY. For more information about the Index Account Options, please see "Index Account" beginning on page 22 and "Additional Information About the Index Account Options" beginning on page 25.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" beginning on page 35.

Index-Linked Options Available [Table Text Block]

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
S&P 500[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	1 year	10% Buffer	5.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	1 year	20% Buffer	4.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	1 year	10% Buffer	5.0% Performance Trigger Rate
MSCI KLD 400 Social[1]	Market Index	3 years	10% Buffer	15.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI KLD 400 Social[1]	Market Index	3 years	20% Buffer	12.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	6 years	10% Buffer	30.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social[1]	Market Index	6 years	20% Buffer	24.0% Cap Rate, 100% Index Participation Rate
1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "Fixed Account" beginning on page 21.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1 year	2.40%
Short Duration Fixed Account Option	Until the next Contract Anniversary following exercise of Intra-Term Performance Lock or spousal continuation	2.40%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked and/or Fixed Option subject to an Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
Jackson Market Link Pro Advisory III	35	$7,776,762.37	24	$4,671,561.63	$22,492.32	No

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic death benefit is equal to the current Contract Value.

Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization.
Benefits Description [Table Text Block]
DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase, and in some circumstances even after you begin taking income payments. Amounts applied to death benefit payout options from Index Account Options are subject to an Interim Value adjustment. If you die before moving into the income phase, the death benefit equals the greater of:

•your Contract Value on the date we receive all required documentation from your Beneficiary; or
•the total Premium you have paid into the Contract reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.*

*For Owners age 81 and older at the time the Contract is issued, the return of premium component of the death benefit is unavailable, and the death benefit will equal the current Contract Value.

If you begin taking income payments on the Latest Income Date, the death benefit amount is equal to the greater of zero or:

•the total Premium you have paid into the Contract, reduced for prior withdrawals (including any applicable charges and adjustments) incurred since the issuance of the Contract through the Latest Income Date, in the same proportion that the Contract Value was reduced on the date of such withdrawals, less

•the Contract Value on the Latest Income Date.*

*For Owners age 81 and older at the time the Contract is issued, the death benefit is not payable once you begin taking income from your Contract, regardless of the Income Date selected, and the death benefit terminates on the Income Date.

For an example of how your death benefit is reduced proportionally for prior withdrawals, assume that your initial Premium is $100,000. After one year, your Contract Value is $95.000, and you take a withdrawal for $9,500. You are withdrawing 10% of your Contract Value ($9,500 / $95,000 = 10%), so the reduction of your Premium for the purposes of determining your Death Benefit will also be 10%, making your premium for purposes of the death benefit calculation now $90,000 ($100,000 – ($100,000 * 10%)).

If the Contract is owned by joint Owners, the death benefit is due upon the death of the first joint Owner. If the Contract is owned by a legal entity, the death benefit is due upon the death of the Annuitant (in the case of joint Annuitants, the death benefit is payable upon the death of the first Annuitant).

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, based on the timing of a Beneficiary's claim submission, and the performance of the Index, Interim Value adjustments, and positive or negative Index Adjustments credited to Index Account Options may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary's death benefit share as required by law.

If you die before you begin taking income from the Contract, the person you have chosen as your Beneficiary will receive the death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death. If we do not receive a claim form and due proof of your death in Good Order from a surviving joint Owner during their lifetime, we will pay the death benefit in accordance with the last Beneficiary designation received by us in Good Order before the last joint Owner's death. If no Beneficiary designation is in effect, or the designated Beneficiary(ies) have not survived the Owner, or in the case of jointly owned Contracts, both joint Owners, the death benefit shall be paid to the Owner's estate, or in the case of jointly owned Contracts, the estate of the last joint Owner to die.
Payout Options. The death benefit can be paid under one of the following payout options:

•single lump-sum payment;

•payment of entire death benefit within 5 years of the date of death;
•on non-qualified contracts or for spousal Beneficiaries or Eligible Designated Beneficiaries on qualified contracts, payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death on non-qualified contracts; or

•on qualified contracts, payment of the entire death benefit under an income option over a period not extending beyond ten (10) years, with distributions beginning within the calendar year following the calendar year of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the death benefit as an income option, the Beneficiary must make that payout option election within 60 days of the date we receive proof of death and payments of the death benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. For more information, please see “Spousal Continuation Option” below.
Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option in the event your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.
Spousal Continuation Option. If your spouse is the sole Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. Moreover, except as described below, we will apply to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Short Duration Fixed Account Option. On the next Contract Anniversary, the continuation adjustment will be reallocated to the 1-year Fixed Account Option unless you provide updated allocation instructions. See your financial professional for information regarding the availability of the Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit under the Contract.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

The Spousal Continuation Option is not available in the event of a change from the original Owner or an assignment of the Contract.
Death of Owner On or After the Income Date. On or after the Income Date, if you or a joint Owner die, and are not the Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.
Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the
Annuitant, you will become the Annuitant. However, if the Owner is a legal entity, then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any life-contingent Income Payments cease on the death of the Annuitant.
Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 47.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

Name of Benefit [Text Block]	Basic Death Benefit
Intra-Term Performance Lock [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Intra-Term Performance Lock
Purpose of Benefit [Text Block]
Allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once an Intra-Term Performance Lock has been processed, it is irrevocable.
•Not available with Performance Trigger Crediting Method options.

Benefits Description [Table Text Block]
Intra-Term Performance Lock. You may elect to lock in Interim Value during the Index Account Option Term on Index Account Options with certain Crediting Methods. This feature allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary. You can view the Interim Value for your Index Account Option(s) as of the end of the previous Business Day in your account on jackson.com or by contacting us via phone at 1-800-599-5651. We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request. Intra-Term Performance Lock is currently only available with the Cap Crediting Method.

You may elect an Intra-Term Performance Lock by submitting an election form or letter of instruction acceptable to us, making an election through your jackson.com account, or via telephone if you have telephone authorization executed on your account. We must receive a manual Intra-Term Performance Lock request in Good Order before the end of the current Business Day in order to execute the Intra-Term Performance Lock on that day. Otherwise, the Intra-Term Performance Lock will be executed on the next Business Day that your request is in Good Order. For requests submitted in writing, we do not consider the request to be received until it arrives at our Jackson of NY Customer Care Center.

You (or your financial professional, if authorized) can request an automatic Intra-Term Performance Lock based on targets you set only through your account on jackson.com. You can set upper and/or lower targets for each Index Account Option each term. Please note: setting a target close to the current Interim Value may cause an Intra-Term Performance Lock to occur very quickly. You can change or cancel targets at any time before we perform the Intra-Term Performance Lock. Each Index Account Option’s targets automatically expire on the earlier of the date the Intra-Term Performance Lock is performed, or the last Business Day before the Index Account Option Term Anniversary. You can also override a target by requesting a manual Intra-Term Performance Lock before the target is reached. We determine if a target is reached using the Interim Value determined at the end of the prior Business Day. We then perform the Intra-Term Performance Lock using the Interim Value calculated at the end of the next Business Day, which is the day the Intra-Term Performance Lock is performed. Because your Intra-Term Performance Lock is performed based on the Interim Value calculated 24 hours after your target was reached, it is possible that the Index Return for your Index may decline between the time your target was reached and the time your Intra-Term Performance Lock is performed. Please note: by setting targets in your jackson.com account, you are authorizing us to automatically perform an Intra-Term Performance Lock at the end of the Business Day on the day after your target is reached, unless you cancel the lock. We will send an email notice once the Interim Value for an Index Account Option reaches your selected target. To cancel an automatic Intra-Term Performance Lock after the target is reached, we must receive your request in Good Order before the end of the Business Day on which the lock will be performed. You may submit this request to cancel an automatic Intra-Term Performance Lock through your account on jackson.com, via faxed or emailed letter of instruction, or via telephone (if you have authorized telephone transactions).

For example, assume your Contract Value is $100,000 and 100% is allocated to a 1-year Index Account Option with a Cap Crediting Method, 10% Buffer Protection Option, and the S&P 500 Index elected. The Cap Rate is 15%, but you and your financial professional agree that a positive Index Adjustment of at least 10% would meet your investment objectives. With that investment objective in mind, you set an automatic Intra-Term Performance Lock target of 10%. In month ten of the 1-year Index Account Option Term, the Interim Value of your Index Account Option has increased 10% from your initial $100,000 investment and Jackson of NY sends an email notification to you, indicating that your automatic Intra-Term Performance Lock will be performed on the following Business Day unless you cancel through your account on jackson.com (or contact Jackson of NY to cancel via faxed or emailed letter of instruction or phone if you have authorized telephone transactions). The Intra-Term Performance Lock is performed, and the full Interim Value of your Index Account Option is transferred to the Short Duration Fixed Account Option. On the next Contract Anniversary, the Short Duration Fixed Account Option Value associated with your Intra-Term Performance Lock will automatically be reallocated to an identical 1-year Index Account Option with a Cap Crediting Method, 10% Buffer Protection Option, and the S&P 500 Index elected unless other instructions are received prior to the end of the Business Day on your Contract Anniversary.
You (or your financial professional, if authorized) can also set Interim Value target notifications through your account on jackson.com. These Interim Value target notifications function similarly to automatic Intra-Term Performance Lock targets in that you can set upper and/or lower targets for each Index Account Option each term. However, Interim Value target notifications will not trigger an automatic Intra-Term Performance Lock and are for notification purposes only to assist you in tracking the performance of your Index Account Options. You can change or cancel Interim Value target notifications at any time through your account on jackson.com. We will send an email notice once the Interim Value for an Index Account Option reaches your selected target for notification. If you wish you elect an Intra-Term Performance Lock at that time, you must submit a manual Intra-Term Performance Lock request in Good Order to our Jackson of NY Customer Care Center.

An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.

On each Contract Anniversary, any amounts allocated to the Short Duration Fixed Account Option as part of an Intra-Term Performance Lock, including interest earned on those amounts, will be reallocated into a new Index Account Option identical to the one from which they were originally transferred, subject to availability requirements, unless new allocation instructions have been received by us in Good Order, and will begin a new Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, or over the phone if you have authorized telephone transactions. For more information on what happens if the same Index Account Option is unavailable, see "Automatic Reallocation of Index Account Option Value to a New Index Account Option or the Fixed Account" beginning on page 37.
Please see the Statement of Additional Information for examples illustrating Intra-Term Performance Locks.
Name of Benefit [Text Block]	Intra-Term Performance Lock
End-Term Performance Lock [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	End-Term Performance Lock
Purpose of Benefit [Text Block]	Automatically transfers any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.
•Not available in combination with Automatic Rebalancing.

Benefits Description [Table Text Block]
End-Term Performance Lock. You may elect to automatically transfer any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary. Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.

You may not elect End-Term Performance Lock if you have elected Automatic Rebalancing.

You may cancel your End-Term Performance Lock program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of End-Term Performance Lock.

The following examples demonstrate how End-Term Performance Locks work with both positive and negative Index Adjustments.

This example demonstrates an End-Term Performance Lock when a positive Index Adjustment occurs at the end of the Term.
•If your starting Premium is $100,000, you are 100% allocated to an Index Account Option, and have elected the End-Term Performance Lock, any increase in Index Account Option Value at the end of the Term from a positive Index Adjustment will be transferred to the 1-year Fixed Account Option automatically at the end of the Term. This option is available for all available Crediting Methods and Protection Option combinations.
•Assume the Index Adjustment is equal to 4% at the end of the Term. The credited Index Adjustment ($100,000 * 4% = $4,000) would be automatically transferred to the 1-year Fixed Account at the end of the Term under the End-Term Performance Lock.
This example demonstrates an End-Term Performance Lock when a negative Index Adjustment occurs at the end of the Term.
•If your starting Premium is $100,000, you are 100% allocated to an Index Account Option, and have elected the End-Term Performance Lock, any increase in Index Account Option Value at the end of the Term from a positive Index Adjustment will be transferred to the 1-year Fixed Account Option automatically at the end of the Term. This option is available for all available Crediting Methods and Protection Option combinations.
•Assume the Index Adjustment is equal to -4% at the end of the Term. Since the Index Adjustment is negative, the End-Term Performance Lock would not be executed and no Index Account Option Value will be automatically transferred to the 1-year Fixed Account Option.
Name of Benefit [Text Block]	End-Term Performance Lock
Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions you have provided.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•A Contract Option is only eligible for rebalancing at the end of its term.
•Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.
•Not available in combination with End-Term Performance Lock.

Benefits Description [Table Text Block]
Automatic Rebalancing. You may elect to automatically rebalance Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions received by the Company in Good Order. If this option is elected, we will apply any applicable Index Adjustment to the Index Account Option and credited interest to the Fixed Account Option prior to reallocating the Contract Value. A Contract Option is only eligible for rebalancing at the end of its term. This means that a Fixed Account Option is only eligible for rebalancing on a Contract Anniversary, and an Index Account Option is only eligible for rebalancing on its Index Account Option Term Anniversary. Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.

The percentage that will be allocated to each eligible Contract Option through the rebalancing transaction is equal to A divided by B, then multiplied by C, where:
A = the allocation percentage for the Contract Option found in the most recent allocation instructions received by the Company in Good Order;
B = 1 minus the sum of the allocation percentages of the ineligible Contract Options found in the most recent allocation instructions received by the Company in Good Order;
C = the sum of the Index Account Option Values and Fixed Account Option Values from Contract Options, including the Short Duration Fixed Account Option, that have reached the end of their crediting term on that Contract Anniversary.

Rebalancing allows you to tell us what percentage of your Contract Value you would like to keep allocated to various Contract Options, and as those Contract Option values fluctuate, allows us to automatically reallocate Contract Value between those Contract Options on Contract Anniversaries to maintain your desired allocation percentages. For example, assume you allocate 50% of your Contract Value to the Fixed Account Option, and 50% of your Contract Value to a 1-year Index Account Option. On your next Contract Anniversary, assume your Fixed Account had positive interest credited, but you had a negative Index Adjustment on your Index Account Option, such that your Fixed Account Value is now 55% of your Contract Value and your Index Account Option Value has fallen to only 45% of your Contract Value. Because you elected Automatic Rebalancing, we will automatically reallocate your Contract Value between the Fixed Account Option and 1-year Index Account Option so that they are once again equally balanced at 50% of Contract Value in each option.

You may not elect Automatic Rebalancing if you have elected End-Term Performance Lock.

Please note that Automatic Rebalancing will only occur if more than one Contract Option is eligible for reallocation on the same Contract Anniversary.

You may cancel your Automatic Rebalancing program using whatever methods you use to change your allocation instructions. If you provide us with reallocation instructions in advance of a Contract Anniversary, any existing Automatic Rebalancing elections will be terminated and we will reallocate consistent with the updated reallocation instructions you provided. To reinstate Automatic Rebalancing on your Contract, you must submit a new election form. If you submit a new election form, Automatic Rebalancing will resume on the next eligible Contract Anniversary.

Rebalancing instructions may only include Contract Options in which you are currently invested. Automatic rebalancing cannot be used to reallocate Contract Value into new Contract Options.

You should consult with your financial professional with respect to the current availability of Automatic Rebalancing.
Please see Appendix B for examples illustrating Automatic Rebalancing scenarios in which all Index Account Options are at the end of their Term (Example 1), two out of three Index Account Options are at the end of their Term (Example 2), three out of three Index Account Options are at the end of their Term (Example 3), and where an Intra-Term Performance Lock was performed during the Contract Year (Example 4).
Name of Benefit [Text Block]	Rebalancing
Commutation Fee [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”)
Contract Adjustment, Manner Determined [Text Block]	the amount received will be reduced by (a) minus (b) where:
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Contract Adjustment, Effect on Value and Benefits [Text Block]	The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.
Expedited Delivery Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service.
Contract Adjustment, Manner Determined [Text Block]	We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.
Wire Transfer Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us.
Contract Adjustment, Manner Determined [Text Block]	This means these charges are subject to change and are not subject to a maximum. We currently charge $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.
Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Premium Taxes. Your state may charge us Premium taxes or other similar taxes of up to 3.5% of a Premium payment. When required, we pay these taxes and may make a deduction from your Contract Values for them.
Contract Adjustment, Manner Determined [Text Block]	Currently, Premium taxes do not apply.
Contract Adjustment, Effect on Value and Benefits [Text Block]	Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.
Cap Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Cap Crediting Method. When you elect a Cap Crediting Method as part of an Index Account Option, if the performance of the Index you elect is positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Index Return multiplied by the Index Participation Rate, limited by the Cap Rate. The maximum amount of Index Adjustment that will be credited to your Index Account Option Value when your Index Return is positive as of the Index Account Option Term Anniversary will be limited by the elected Cap.

There are two rates associated with the Cap Crediting Method: The Cap, or "Cap Rate", and the Index Participation Rate. The Cap Rate is the maximum amount of Index Adjustment that will be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Index Participation Rate ("IPR") is the percentage applied to any positive Index Return in calculating the amount of Index Adjustment to be credited at the end of the Index Account Option Term. The Cap Rate and IPR are declared at the beginning of the Index Account Option Term and will not change during an
Index Account Option Term. The Cap Rate and IPR for a particular Index Account Option Term may be higher or lower than the Cap Rate and IPR for previous or future Index Account Option Terms. In no event will an available Cap Rate be lower than 24% for a 6-year Index Account Option Term, 12% for a 3-year Index Account Option Term, or 4% for a 1-year Index Account Option Term. In no event will an available Index Participation Rate be lower than 100%. Because the Index Participation Rate is guaranteed to be at least 100%, it will never serve to reduce an Index Adjustment. Current rates are posted online at Jackson.com/RatesJMLPA2NY,which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Cap Crediting Method is currently available with a Buffer, with your choice of 1-year, 3-year, or 6-year Index Account Option Terms. The Cap Rate for the 3-year and 6-year term would be lower if measured on an annual basis. For Index Account Option Terms longer than one year, the Buffer for that term is a total Buffer for the duration of that Index Account Option Term. The following example will illustrate how the Cap Crediting Method operates with the Buffer Protection Option. The example assumes a 110% Index Participation Rate, 10% Cap Rate and a 10% Buffer. The examples assume no withdrawals.

Cap with Buffer.
When you elect the Cap Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will equal Index Return multiplied by the Index Participation Rate up to the stated Cap. Here are some examples of how an Index Participation Rate, Cap and Buffer work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 110%:
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating a prorated (or guaranteed minimum) Cap and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Cap Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating a prorated (or guaranteed minimum) Cap and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how an Index Participation Rate, Cap and Buffer work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 110%:
Performance Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Performance Trigger Crediting Method. When you elect a Performance Trigger Crediting Method, if the performance of the Index you elect is zero or positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Performance Trigger Rate. The Performance Trigger Rate is the amount of Index Adjustment that could be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Performance Trigger Rate is declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Performance Trigger Rate for a particular Index Account Option Term may be higher or lower than the Performance Trigger Rate for previous or future Index Account Option Terms. In no event will an available Performance Trigger Rate be lower than 5%. Current rates are posted online at Jackson.com/RatesJMLPA2NY, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Performance Trigger Crediting Method is currently available with a Buffer for renewable one year Index Account Option Terms. The following example will illustrate how the Performance Trigger Crediting Method operates with the Buffer Protection Option. The Example assumes a 5% Performance Trigger Rate and a 10% Buffer. These examples assume no withdrawals.

Performance Trigger with Buffer.

When you elect the Performance Trigger Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will be equal to the stated Performance Trigger Rate. If market performance is zero or positive over the end of the Index Account Option Term, the full Index Adjustment will equal the Performance Trigger Rate, regardless of how much the Index increased. Here are some examples of how the Performance Trigger rate and Buffer work in combination on the Index Account Option Term Anniversary:
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating a prorated (or guaranteed minimum) Performance Trigger Rate and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Performance Trigger Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating a prorated (or guaranteed minimum) Performance Trigger Rate and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how the Performance Trigger rate and Buffer work in combination on the Index Account Option Term Anniversary:
S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	4.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Performance Trigger Rate
MSCI KLD 400 Social, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	15.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	12.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	30.0% Cap Rate, 100% Index Participation Rate
MSCI KLD 400 Social, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI KLD 400 Social1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	24.0% Cap Rate, 100% Index Participation Rate
Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Short Duration Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Short Duration Fixed Account Option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in this Contract. The Contract currently offers and 10% and 20% Buffer Protection Options, which, depending on which option you select, could expose you to up to a 90% loss due to poor Index performance. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in an index-linked annuity is subject to the risk of loss. You may lose money, including the loss of principal.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash

Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision

The Cap Rate and Performance Trigger Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. There is a risk of substantial loss of Contract Value (except for amounts allocated to the Fixed Account) due to any negative Index Return that exceeds the Buffer amount. You could lose up to 90% of Contract Value allocated to Index Account Options due to negative Index Return after taking into account the current limits on Index loss provided under the Contract. Available Buffer Protection Options will always be at least 10%. If any negative Index Return exceeds the Buffer you have elected at the end of the Index Account Option Term, you will realize the amount of loss associated with your elected Protection Option level. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. If you keep amounts allocated to an Index Account Option over multiple Index Account Option Terms in which negative Index Adjustments are made, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Protection Option for a single Index Account Option Term.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity and Early Withdrawal Risk. We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. Each time you take a withdrawal, prior to the end of the Index Account Option Term, including direct deductions to pay advisory fees pursuant to our administrative rules, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be positive or negative. In doing so, we use the greater of applicable (non-guaranteed) prorated Index Adjustment Factors or guaranteed minimum Index Adjustment Factors, which serve to reduce any positive Index Adjustment, as well as increase any negative Index Adjustment we credit. Please note: the Index Participation Rate is never prorated. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals. In addition, amounts withdrawn from this Contract may also be subject to taxes and a 10% additional federal tax penalty if taken before age 59½. If you plan on taking withdrawals before age 59½, this Contract may not be appropriate for you.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.

Reallocations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reallocations. You should understand that a new Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), or Performance Trigger Rate will go into effect on the Index Account Option Term Anniversary for all new Index Account Option Terms. Such rates could be lower, higher, or equal to your current Crediting Method percentage rate. We post all rates online at Jackson.com/RatesJMLPA2NY. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, or over the phone if you have authorized telephone transactions. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. See "Automatic Reallocations" beginning on page 37. This will occur even if the Fixed Account and/or specific Index Account Option is no longer appropriate for your investment goals. Such reallocation instructions must be sent to us in written form acceptable to the Company, or via telephone if you have authorized telephone transactions on your account. For more information on how rates are set and communicated, please see the subsection titled "Crediting Methods" under "Additional Information About the Index Account Options" beginning on page 25. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 37.

No Ownership Of Underlying Securities Member [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Ownership of Underlying Securities. You have no ownership rights in the securities that comprise an Index. Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indexes nor is it equivalent to directly investing in such securities. You will not have any ownership interest or rights in the securities, such as voting rights, or the right to receive dividend payments, or other distributions. Index returns would be higher if they included the dividends from the component securities.

Tracking Index Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tracking Index Performance. When you allocate money to an Index Account Option, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Return may cause you to realize investment losses. The historical performance of an Index or an Index Account Option does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a term.

While you will not directly invest in an Index, if you choose to allocate amounts to an Index Account Option, you are indirectly exposed to the investment risks associated with the applicable Index as the Contract performance tracks the Index Return and then your elected Crediting Methods and Protection Option are applied based on that performance. Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.

•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.

•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.

In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.

We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Index Account Option Term as a whole (including a multi-year Index Account Option Term) even if the Index performed positively for certain periods of time during the Index Account Option Term.

An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Each Index is a “price return index,” not “total return index,” meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.

In addition to the foregoing, each Index has its own unique risks, as follows:

•S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.

•MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.

•MSCI KLD 400 Social Index: The MSCI KLD 400 Social Index is comprised of equity securities that provide exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts. Since the primary objective of this Index is to track companies with a positive social or environmental impact, this Index may underperform the market as a whole or other indexes that do not screen for ESG standards. The Index may include large-, mid-, and small-capitalization companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of other successful smaller companies, and the securities of smaller capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are more likely to fail than larger companies.

Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Buffer. If you allocate money to an Index Account Option, Index fluctuations may cause an Index Adjustment to be negative at the end of the Index Account Option Term despite the application of the Buffer Protection Option. A negative Index Return will result in a negative Index Adjustment if the negative Index Return exceeds the Buffer level you have selected.

If we credit your Contract with a negative Index Adjustment, your Index Account Option Value will be reduced. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. Any portion of your Contract Value allocated to an Index Account Option will benefit from the protection of the Buffer for that Index Account Option Term only. A new Buffer will be applied to subsequent Index Account Option Terms, subject to availability. You assume the risk that you will incur a loss and that the amount of the loss could be as much as 90% of Contract Value after taking into account the current limits on Index loss provided under the Contract. You also bear the risk that sustained negative Index Return may result in a zero or negative Index Adjustment being credited to your Index Account Option Value over multiple Index Account Option Terms.

In addition, each time you take a withdrawal, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we will apply the greater of a (non-guaranteed) prorated Buffer (based on the number of days that elapsed in the Term) or a guaranteed minimum Buffer. Regardless of whether we use the (non-guaranteed) prorated Buffer or the guaranteed minimum Buffer, this means you will not have the full protection of the stated Buffer. This could serve to increase any negative Index Adjustment we credit.

If an Index Account Option Value is credited with a negative Index Adjustment for multiple Index Account Option Terms, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Buffer for a single Index Account Option Term.
Buffers are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Interim Value Risk. Each time you remove Contract Value from an Index Account Option prior to the end of the Index Account Option Term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use prorated Index Adjustment Factors, where applicable, which serve to reduce any positive Index Adjustment, as well as increase any negative Index Adjustment we credit. The Index Participation Rate is not prorated. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. As such, when a transaction is processed based on the Interim Value of the Index Account Option, the Interim Value could reflect less gain or more loss (possibly significantly less gain or more loss) than would be applied at the end of the Index Account Option Term. When calculating Interim Value, the Index Account Option Value is reduced proportionally to the Contract Value for each withdrawal. If the Interim Value adjustment is positive, your Index Account Option Value will be decreased by less than the amount of the withdrawal; in other words, on less than a dollar for dollar basis. If the Interim Value adjustment is negative, your Index Account Option Value will be decreased by more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals.
Elimination, Suspension, Replacements, Substitutions, And Changes To Indexes, Crediting Methods, And Terms Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Elimination, Suspension, Replacements, Substitutions, and Changes to Indexes, Crediting Methods, and Terms. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index, and you may not be able to achieve the level of Index Return you anticipated. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by adding the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as follows:

Example: Assume that you allocate Contract Value to a 6-Year Index Account Option with the S&P 500 Index and the Index value is $1,000 at the beginning of the term. After 2 years, the S&P 500 Index is discontinued and replaced by the MSCI EAFE Index. On the day of the replacement, the S&P 500 Index is $1,100, so the Index Return as of that date is 10%. The MSCI EAFE Index value on the day of the replacement is $2,000. Going forward, your Index Return for the remainder of the Index Account Option Term will be equal to 10% plus the calculated return of the MSCI EAFE Index from the replacement date. This means that one year later, on your third Contract Anniversary, if the MSCI EAFE Index is $1,900, your Index Return would be 10% + (-5%) = 5%.

A substitution of an Index during an Index Account Option Term will not cause a change in the Crediting Method, Protection Option, or Index Account Option Term length. No Interim Value adjustment will apply if we substitute an Index.

Changes to the Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), or Performance Trigger Rates, if any, occur at the beginning of the next Index Account Option Term. The guaranteed minimum Buffer will not change for the life of your Contract. Available Buffer rates are guaranteed never to be less than 10%.
We may also add or remove an Index, Index Account Option Term, Crediting Method, or Protection Option during the time that you own the Contract. You bear the risk that we may eliminate an Index Account Option or certain Index Account Option features and replace them with new options and features that are not acceptable to you. We will not add any Index, Index Account Option Term, Crediting Method, or Protection Option until the new Index or Crediting Method has been approved by the insurance department in your state. Any addition, substitution, or removal of an Index, Crediting Method, Protection Option, or Index Account Option Term will be communicated to you in writing.
Intra-Term Performance Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Intra-Term Performance Lock. Because an Intra-Term Performance Lock utilizes Interim Value on the Intra-Term Performance Lock Date, you may receive less on the date you exercise your Intra-Term Performance Lock than you would have had you exercised your Intra-Term Performance Lock on a different date. Because the calculation of Interim Value utilizes the greater of applicable (non-guaranteed) pro-rated Index Adjustment Factors or guaranteed minimum Index Adjustment Factors, you may receive less than you would have received had you not exercised an Intra-Term Performance Lock and instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. Please note: the Index Participation Rate is never prorated. When you exercise an Intra-Term Performance Lock, you must transfer the full Interim Value from the selected Index Account Option to the Short Duration Fixed Account Option, which means you will not get the benefit of any positive Index market performance for the remainder of that Contract Year. Once you have exercised an Intra-Term Performance Lock, the Interim Value transferred to the Short Duration Fixed Account Option will be inaccessible for transfer until the next Contract Anniversary. It is possible that the same combination of options that made up the Index Account Option on which you exercised your Intra-Term Performance Lock may no longer be available or may have different rates once you reach the Contract Anniversary, thus preventing you from being reallocated into an identical Index Account Option. Further, once you have exercised an Intra-Term Performance Lock, it is irrevocable.
Issuing Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Issuing Company. No company other than Jackson of NY has any legal responsibility to pay amounts that Jackson of NY owes under the Contract. The amounts you invest are not placed in a registered separate account, and your rights under the Contract to invested assets and the returns on those assets are subject to the claims paying ability of Jackson of NY. You should review and be comfortable with the financial strength of Jackson of NY for its claims-paying ability.

Effects Of Withdrawals, Annuitization, Or Death Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Effects of Withdrawals, Annuitization, or Death. If any of the following are taken during the Index Account Option Term, they could be subject to an Interim Value adjustment that could reduce your Index Account Option Value: a partial or total withdrawal, Required Minimum Distribution ("RMD"), automatic withdrawals, free look, Intra-Term Performance Lock, the direct deduction of advisory fees pursuant to our administrative rules, income payment, or the Contract Value element of a death benefit payment. Such Interim Value adjustments could be significant. The Interim Value adjustment may result in an Index Adjustment that is less than the Index Adjustment you would have received if you had held the investment until the end of the Index Account Option Term. If you take a withdrawal when the Index Return is negative, your remaining Contract Value may be significantly less than if you waited to take the withdrawal when the Index Return was positive. Because the deduction of advisory fees is subject to Interim Value adjustments, your Contract Value may be reduced by more than the amount of the advisory fee if a deduction is taken at a point in time at which a negative Index Adjustment would occur. For more information about our administrative rules, please see the subsection titled "Our Administrative Rules" beginning on page 40.

All withdrawals, including RMDs, will be taken proportionately from each of your Index Account Options and Fixed Account unless otherwise specified. Withdrawals can also reduce the Death Benefit. Any Return of Premium death benefit will be reduced in a pro-rated amount. Pro rata reductions can be greater than the actual dollar amount of your withdrawal.

In addition, since all withdrawals reduce the Contract Value, withdrawals will also reduce the amount that can be taken as income since such amount is determined by the Contract Value on the Income Date. The Latest Income Date for this contract is age 95.
If your Contract Value falls below the minimum contract value remaining as a result of a withdrawal (as stated in your Contract), we may terminate your Contract.
There are administrative rules that must be followed when taking an RMD withdrawal. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. For more information on RMD requirements, please see "Non-Qualified Contracts - Required Distributions" beginning on page 47.

Deduction Of Advisory Fees From Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not report such deductions as taxable distributions under your Contract. Our administrative rules are structured to follow the requirements laid out in a Private Letter Ruling we obtained from the Internal Revenue Service ("IRS") in 2019. For more information about that Private Letter Ruling, please see "Constructive Withdrawals - Investment Adviser Fees" beginning on page 48. It is important to note that deductions to pay advisory fees will always reduce your Contract Value and your basic death benefit, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including Interim Value adjustments and minimum withdrawal requirements. Because the deduction of advisory fees is subject to Interim Value adjustments, your Contract Value may be reduced by more than the amount of the advisory fee if a deduction is taken at a point in time at which a negative Index Adjustment would occur. Advisory fees are in addition to expenses disclosed in this prospectus. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules, all such withdrawals will be subject to any applicable income taxes and penalties. For more information about our administrative rules applicable to the direct deduction of advisory fees from Contract Value, please see the subsection titled "Our Administrative Rules" in the section titled "Access to Your Money" beginning on page 40.

Business Continuity And Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
As of the date of this prospectus, we do not believe that we have experienced a material cyber-attack or other cybersecurity incident. However in 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. According to that third-party vendor, an unknown actor exploited a MOVEit software flaw to access the vendor’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of our parent company, Jackson’s customers (including customers of Jackson of NY) was obtained by that unknown actor from the third-party vendor’s systems. This MOVEit vulnerability has now been rectified. Separately, our parent company, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the third-party vendor impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson of NY, was obtained from the two affected servers. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incidents. At this time, we do not believe the incidents or related litigation will have a material adverse effect on the business, operations, or financial results of Jackson of NY.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Protection Option provides a level of downside protection if the Index Return is negative. We currently offer a Buffer Protection Option. Current Buffer rates are provided at the time of application.

Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	A Buffer protects from loss up to a specific amount (typically 10% or 20%). You only incur a loss if the Index declines more than the stated Buffer percentage.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if an Index declines 15% and you chose a 10% Buffer, you would incur a loss of 5% for that Index Account Option Term.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	Available Buffer rates are guaranteed to be no less than 5% or more than 100%. Available Buffer Protection Options will always be at least 10%.
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Buffer Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to any positive Index Return multiplied by the stated Index Participation Rate, subject to a stated Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate is the maximum amount of positive Index Adjustment you may receive. This means if the Index Return is in excess of the Cap Rate, your positive Index Adjustment will be limited by (and equal to) the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Cap Rate under the Cap Crediting Method is 10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.
Cap Rate Return Limit [Member] | Index Account Option Term, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	24.00%
Cap Rate Return Limit [Member] | Index Account Option Term, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	12.00%
Cap Rate Return Limit [Member] | Index Account Option Term, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	4.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Cap Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Cap Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	4.00%
Cap Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	15.00%
Cap Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	12.00%
Cap Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Cap Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	24.00%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Index Participation Rate is guaranteed to never be less than 100%. This means it will never reduce your Index Adjustment.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Participation Rate is greater than 100%, it may serve to increase your Index Adjustment.
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 20% Buffer, 4.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P1Y, 10% Buffer, 5.0% Performance Trigger Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P3Y, 10% Buffer, 15.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P3Y, 20% Buffer, 12.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P6Y, 10% Buffer, 30.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI KLD 400 Social, Market Index, P6Y, 20% Buffer, 24.0% Cap Rate, 100% Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Performance Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to a stated Performance Trigger Rate if the Index Return is zero or positive.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Performance Trigger Rate equals the positive Index Adjustment that you will receive if the Index Return is zero or positive, regardless of whether the actual Index Return is higher or lower than the stated Performance Trigger Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Performance Trigger Rate under the Performance Trigger Crediting Method is 10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	5.00%
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.
S&P 500 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500 Index*
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies.
Russell 2000 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000 Index*
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies.
MSCI EAFE Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index*
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East.
MSCI Emerging Markets Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI Emerging Markets Index*
Annual Return [Percent]		30.58%	5.05%	7.04%	(22.37%)	(4.59%)	15.84%	15.42%	(16.63%)	34.35%	8.58%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(12.37%)	0.00%	5.00%	5.00%	(6.63%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets.
MSCI KLD 400 Social Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI KLD 400 Social Index: The MSCI KLD 400 Social Index is comprised of equity securities that provide exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts. Since the primary objective of this Index is to track companies with a positive social or environmental impact, this Index may underperform the market as a whole or other indexes that do not screen for ESG standards. The Index may include large-, mid-, and small-capitalization companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of other successful smaller companies, and the securities of smaller capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are more likely to fail than larger companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI KLD 400 Social Index *
Annual Return [Percent]		16.73%	21.15%	26.61%	(22.71%)	29.83%	19.07%	29.21%	(5.26%)	19.33%	8.62%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(12.71%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI KLD 400 Social Index: The MSCI KLD 400 Social Index is comprised of equity securities that provide exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts.
C000257874 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Jackson Market Link Pro Advisory III
Non-variable Annuities, Number Outstanding | contract	35
Non-variable Annuities, Total Value	$ 7,776,762.37
Non-variable Annuities, Number Sold | contract	24
Non-variable Annuities, Gross Premiums	$ 4,671,561.63
Non-variable Annuities, Value Redeemed	$ 22,492.32
Non-variable Annuities, Combination [Flag]	false